Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended							0 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	May 02, 2012 Zhejiang Continental [Member]	Dec. 31, 2013 Zhejiang Continental [Member]	Dec. 31, 2012 Zhejiang Continental [Member]	May 14, 2012 Shenyang Jingli [Member]	Dec. 31, 2013 Shenyang Jingli [Member]	Dec. 31, 2012 Shenyang Jingli [Member]	Aug. 31, 2012 Qingdao Kaixiang [Member]	Dec. 31, 2013 Qingdao Kaixiang [Member]	Dec. 31, 2012 Qingdao Kaixiang [Member]	Nov. 30, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2013 Wuxi Ruizhong [Member]	Dec. 31, 2012 Wuxi Ruizhong [Member]	Dec. 31, 2013 Wanshuizhiyuan [Member]	Dec. 31, 2012 Wanshuizhiyuan [Member]	Dec. 31, 2013 Wenzhou Rigao [Member]	Dec. 31, 2012 Wenzhou Rigao [Member]	Dec. 31, 2012 Search Media International [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Elimination of certain outstanding payables, earn-out liabilities and tax provisions	$ 41,600,000
Percentage of divested in equity shares			100.00%			100.00%			100.00%			100.00%
Contingent acquisition payable			8,250,000			1,437,000			4,126,000			322,000
Issuance of ordinary shares			1,000,000
Option to acquire Shares in Tiger Media		818,855																	650,000
Option to acquire Shares in Tiger Media, Exercise Shares		$ 3.11																	$ 1.25
Description Regarding Arrangement For Collection Of Receivables																			The independent third party will pursue the collection of all receivables and all claims for SearchMedia International, for the benefit of Tiger Media and share 50% of any receivables, net proceeds, awards or judgments from any claims or lawsuits brought about by SearchMedia International entities; provided, however, 100% of any sale proceeds from the sale or transfer of any of the SearchMedia International's subsidiaries
Percentage of net proceeds from transfer of discontinued operations																			50.00%
Percentage of net proceeds from transfer of subsidiaries																			100.00%
Consideration extinguished on disposal	$ 17,968,000	$ 17,968,000		$ 6,550,000	$ 6,550,000		$ 1,437,000	$ 1,437,000		$ 4,126,000	$ 4,126,000		$ 1,039,000	$ 1,039,000	$ 1,206,000	$ 1,206,000	$ 3,610,000	$ 3,610,000